PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Target
Retirement 2035 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 33.8%
106,953  iShares Core S&P Mid-
Cap ETF
$ 7,646,070
3.0
194,128  iShares Core U.S.
Aggregate Bond ETF
19,684,579
7.7
212,851  SPDR Portfolio High
Yield Bond ETF
5,044,569
2.0
475,884  Vanguard FTSE
Developed Markets
ETF
33,426,092
13.1
130,853  Vanguard FTSE
Emerging Markets ETF
7,602,559
3.0
132,372  Vanguard Long-Term
Treasury ETF
7,656,397
3.0
102,976  Vanguard Total
International Bond ETF
5,066,419
2.0
Total Exchange-Traded
Funds
(Cost $74,674,010)
86,126,685
33.8
MUTUAL FUNDS : 66.0%
Affiliated Investment Companies : 25.9%
4,230,951  Voya Intermediate
Bond Fund - Class R6
37,909,323
14.9
216,013  Voya MI Dynamic
Small Cap Fund
- Class R6
3,177,546
1.3
1,422,921  Voya Multi-Manager
International Equity
Fund - Class I
17,843,426
7.0
38,483  Voya Small Cap
Growth Fund - Class
R6
1,883,742
0.7
316,783  Voya VACS Series
EME Fund
5,176,233
2.0
65,990,270
25.9
Unaffiliated Investment Companies : 40.1%
427,525  Fidelity 500 Index
Fund
102,319,507
40.1
Total Mutual Funds
(Cost $150,794,212)
168,309,777
66.0
Total Long-Term
Investments
(Cost $225,468,222)
254,436,462
99.8
Total Investments in
Securities
(Cost $225,468,222) $ 254,436,462 99.8
Assets in Excess of
Other Liabilities 435,653 0.2
Net Assets $ 254,872,115 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2035 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 86,126,685 $ — $ — $ 86,126,685
Mutual Funds 168,309,777 — — 168,309,777
Total Investments, at fair value $ 254,436,462 $ — $ — $ 254,436,462
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 32,749,795 $ 12,418,831 $ (8,471,518) $ 1,212,215 $ 37,909,323 $ 1,290,801 $ (19,562) $ —
Voya MI Dynamic Small Cap Fund
- Class R6
— 3,618,011 (465,915) 25,450 3,177,546 20,677 29,736 316,489
Voya Multi-Manager International
Equity Fund - Class I
15,713,664 7,914,198 (6,357,380) 572,944 17,843,426 401,640 724,717 1,516,408
Voya Small Cap Growth Fund -
Class R6
— 2,047,857 (434,365) 270,250 1,883,742 — 80,679 106,728
Voya VACS Series EME Fund
4,461,642 1,604,777 (2,312,832) 1,422,646 5,176,233 334,908 476,467 192,884
$ 52,925,101 $ 27,603,674 $ (18,042,010) $ 3,503,505 $ 65,990,270 $ 2,048,026 $ 1,292,037 $ 2,132,509
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,968,241
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 28,968,241